Members’ (deficit) equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rubicon [Member]
Schedule of Stockholders Equity

	Authorized as of		Held by Members as of
	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020
Common units	34,438,298	34,438,298	9,440,108	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	6,530,128	5,447,120
	59,504,853	59,504,853	33,509,272	32,426,264

	Authorized as of December 31,		Held by Members as of December 31,
	2020	2019	2020	2019
Common units	34,438,298	34,438,298	9,440,108	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	5,447,120	5,447,120
	59,504,853	59,504,853	32,426,264	32,426,264